Security Deposits on Aircraft, Deferred Overhaul Rental and Other Customer Deposits	12 Months Ended
Dec. 31, 2014
Security Deposits on Aircraft, Deferred Overhaul Rental and Other Customer Deposits
Security Deposits on Aircraft, Deferred Overhaul Rental and Other Customer Deposits

14. Security Deposits on Aircraft, Deferred Overhaul Rental and Other Customer Deposits

        Security deposits, deferred overhaul rental and other customer deposits for the Predecessor were comprised of the following at December 31, 2013:

Predecessor
(Dollars in thousands)	December 31, 2013
Security deposits paid by lessees	$1,065,719
Deferred overhaul rentals	882,422
Rents received in advance and straight-line rents	460,785
Other customer deposits	229,068

$2,637,994